UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08134
Investment Company Act File Number
Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
January 31
Date of Fiscal Year End
October 31, 2008
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.Cert Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Hawaii Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 90.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.8%
$300	Hawaii Department of Budget and Finance, (Chaminade University of Honolulu), 4.75%, 1/1/36	$223,053
350	Hawaii Department of Budget and Finance, (Mid Pacific Institute), 4.625%, 1/1/36	254,524

		$477,577

Electric Utilities — 1.9%
$500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$324,390

		$324,390

Escrowed/Prerefunded — 4.6%
$750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	$786,802

		$786,802

General Obligations — 3.0%
$305	Maui County, 5.00%, 3/1/21	$304,979
285	Puerto Rico, 0.00%, 7/1/15	197,533

		$502,512

Hospital — 3.0%
$100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	$80,308
400	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	356,068
95	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	75,692

		$512,068

Industrial Development Revenue — 3.5%
$315	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	$199,118
600	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	403,500

		$602,618

Insured-Education — 8.9%
$420	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	$420,689
500	University of Hawaii, (MBIA), 3.50%, 7/15/27	370,580
375	University of Hawaii, (MBIA), 4.25%, 7/15/30	306,210
500	University of Hawaii, (MBIA), 4.50%, 7/15/32	420,075

		$1,517,554

Insured-Electric Utilities — 3.7%
$250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	$236,220
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	390,495

		$626,715

Insured-Escrowed/Prerefunded — 3.7%
$85	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	$91,681
250	Honolulu, City and County Wastewater System, (AMBAC), Prerefunded to 7/1/11, 5.50%, 7/1/14	267,917
250	Honolulu, City and County Board Water Supply Systems, (FSA), Prerefunded to 7/1/11, 5.25%, 7/1/31	266,320

		$625,918

1

Insured-General Obligations — 15.5%
$1,000	Hawaii, (MBIA), 5.25%, 5/1/24	$1,005,690
350	Hawaii County, (FGIC), (MBIA), 5.55%, 5/1/10	362,674
500	Honolulu, City and County, (FSA), 5.00%, 7/1/29	472,860
300	Kauai County, (MBIA), 5.00%, 8/1/24	292,005
290	Maui County, (MBIA), 5.00%, 3/1/25	283,959
200	Puerto Rico, (FSA), Variable Rate, 9.183%, 7/1/27(1)(2)	210,382

		$2,627,570

Insured-Lease Revenue/Certificates of Participation — 4.4%
$805	Hawaii State Housing Development Corp., (Kapolei Office), (FSA), 5.00%, 11/1/31	$740,045

		$740,045

Insured-Special Tax Revenue — 2.6%
$95	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$26,037
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	73,808
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	265,226
770	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	32,648
140	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	12,321
280	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	22,982
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	17,204

		$450,226

Insured-Transportation — 20.8%
$900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23(3)	749,745
500	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/31	385,860
575	Hawaii Airports System, (FGIC), (MBIA), (AMT), 5.25%, 7/1/21	$498,744
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	248,760
480	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	425,760
440	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	385,037
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	849,920

		$3,543,826

Insured-Water and Sewer — 6.7%
$1,000	Honolulu, City and County Wastewater System, (FGIC), (MBIA), 0.00%, 7/1/18	$584,940
700	Honolulu, City and County Wastewater System, (MBIA), 4.50%, 7/1/37	554,127

		$1,139,067

Special Tax Revenue — 5.4%
$250	Hawaii Highway Revenue, 5.50%, 7/1/18	$267,382
505	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	439,037
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	212,690

		$919,109

Total Tax-Exempt Investments — 90.5% (identified cost $17,571,915)		$15,395,997

Other Assets, Less Liabilities — 9.5%		$1,608,793

Net Assets — 100.0%		$17,004,790

AGC	— Assured Guaranty Corp.
AMBAC	— AMBAC Financial Group, Inc.
AMT	— Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	— CIFG Assurance North America, Inc.
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance, Inc.
MBIA	— Municipal Bond Insurance Association

2

The Fund invests primarily in debt securities issued by Hawaii municipalities. In addition, 19.3% of the Fund’s net assets at October 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2008, 73.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 36.8% of total investments.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities is $210,382 or 1.2% of the Fund’s net assets.
(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2008.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
A summary of financial instruments at October 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/08	21 U.S. Treasury Bond	Short	(2,472,677)	$(2,375,625)	$97,052

Interest Rate Swaps

		Annual
		Fixed Rate
	Notional	Paid By	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Fund	Paid To Fund	Termination Date	Depreciation
			3-month	September 14, 2009 /
JPMorgan Chase Co.	$412,500	4.743%	USD-LIBOR-BBA	September 14, 2039	$(11,339)

Merrill Lynch Capital Services, Inc.			3-month	April 1, 2009 /
	750,000	4.682	USD-LIBOR-BBA	April 1, 2039	(21,646)

Morgan Stanley Capital Services, Inc.			3-month	June 11, 2009 /
	275,000	4.691	USD-LIBOR-BBA	June 11, 2039	(6,798)

					$(39,783)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At October 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,255,286

Gross unrealized appreciation	$294,613
Gross unrealized depreciation	(2,373,902)

Net unrealized depreciation	$(2,079,289)

3

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective February 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$97,052
Level 2	Other Significant Observable Inputs	15,395,997	(39,783)
Level 3	Significant Unobservable Inputs	—	—

Total		$15,395,997	$57,269

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of January 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance High Yield Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 111.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.9%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$5,994,660
1,810	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,450,860
4,320	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	3,704,702
2,050	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,696,436
965	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	697,956

		$13,544,614

Education — 2.9%
$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$11,964,660
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	509,352
8,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	7,700,560

		$20,174,572

Electric Utilities — 5.8%
$3,500	Brazos River Authority, TX, Pollution Control Revenue (Texas Energy Co.), (AMT), 5.00%, 3/1/41	$1,699,110
4,920	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	2,837,020
3,000	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 6.75%, 4/1/38	2,595,750
6,000	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	4,754,280
12,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	9,807,000
22,950	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	16,064,770
3,965	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	2,711,703

		$40,469,633

Escrowed/Prerefunded — 1.1%
$3,500	Dawson Ridge, CO, Metropolitan District # 1, Escrowed to Maturity, 0.00%, 10/1/22	$1,669,605
5,000	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39	5,722,300

		$7,391,905

General Obligations — 0.9%
$6,480	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	$5,992,024

		$5,992,024

Health Care-Miscellaneous — 2.6%
$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,618,652
710	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	670,716
3,600	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	2,678,076
1,346	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(2)	1,381,045
1,254	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(2)	1,288,451
1,053	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(2)	1,082,161
210	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(2)	215,725
477	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(2)	490,380

Eaton Vance High Yield Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

1,320	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(2)	1,358,634
522	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(2)	537,188
1,044	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36(2)	1,071,089
333	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(2)	342,388
694	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(2)	712,365
574	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(2)	589,174
4,405	Yavapai County, AZ, Industrial Development Revenue, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	3,011,919

		$18,047,963

Hospital — 13.2%
$9,900	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$8,140,473
2,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	1,532,480
8,300	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	5,683,674
3,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	3,033,888
2,185	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	1,660,010
19,135	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	14,330,967
905	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	694,434
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	652,164
12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	1,206,949
2,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,740,340
1,500	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	1,135,545
7,585	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	5,580,436
4,500	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	3,238,875
2,250	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	1,520,393
7,470	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	6,823,322
2,460	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,745,714
3,190	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,483,383
6,385	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	4,795,773
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,873,920
10,000	Sullivan County, TN, Health, Educational and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	6,574,900
21,640	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	14,577,786
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,084,902
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,001,552

		$92,111,880

Housing — 3.3%
$4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19(2)	$3,897,520
1,670	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,402,382
440	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	366,450
4,000	Muni Mae Tax-Exempt Bond, LLC, 5.90%, 11/29/49(2)	2,935,240
5,000	Muni Mae Tax-Exempt Bond, LLC, 6.875%, 6/30/49(2)	5,031,200
2,940	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,445,169
1,315	Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,040,283
860	Texas Student Housing Corp., (University of North Texas), 3.125%, 7/1/49(3)	824,482
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(3)	1,824,180
4,265	Virginia Housing Development Authority, 5.20%, 10/1/26(1)	3,585,500
1,300	Virginia Housing Development Authority, (AMT), Variable Rate, 18.156%, 10/1/35(2)(4)(8)	0

		$23,352,406

Eaton Vance High Yield Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Industrial Development Revenue — 18.5%
$2,046	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,628,402
2,950	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,978,172
10,400	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	7,898,904
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	1,370,453
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,374,202
5,000	Courtland, AL, Industrial Development Board, (Solid Waste Disposal), (International Paper Co.), (AMT), 5.20%, 6/1/25	3,236,600
5,365	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	2,478,684
13,300	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	6,657,847
3,505	Effingham County, GA, (Solid Waste Disposal), (Fort James Project), (AMT), 5.625%, 7/1/18	2,679,818
3,310	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,079,359
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	3,181,581
7,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	4,767,075
12,260	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	9,994,965
12,650	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	10,313,241
2,680	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,144,456
590	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	511,353
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,239,745
13,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	7,346,950
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	1,854,120
7,535	New Morgan, PA, Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	6,030,336
7,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. — JFK International Airport), (AMT), 7.625%, 8/1/25	4,942,560
4,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. — JFK International Airport), (AMT), 8.00%, 8/1/28	2,879,560
5,995	New York, NY, Industrial Development Agency, (American Airlines, Inc. — JFK International Airport), (AMT), 8.50%, 8/1/28	4,545,409
8,200	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	5,640,452
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	2,290,170
6,510	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	4,968,432
33,215	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	20,760,371

		$128,793,217

Insured-Education — 2.4%
$8,500	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/26	$8,045,420
9,980	Central Washington University System Revenue, (FSA), 5.00%, 5/1/38(1)	8,793,588
10	Central Washington University System Revenue, (FSA), 5.00%, 5/1/38	8,812

		$16,847,820

Insured-Electric Utilities — 2.3%
$12,875	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.60%, 5/1/26	$9,582,348
7,810	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (MBIA), (AMT), 5.20%, 5/1/30	6,212,386

		$15,794,734

Insured-General Obligations — 5.5%
$9,855	Clark County, NV, (AMBAC), 2.50%, 11/1/36	$4,944,746
13,770	District of Columbia, (FGIC), 4.75%, 6/1/33	11,618,025
2,850	Geary County, KS, (XLCA), 3.50%, 9/1/30	1,915,257
1,095	Geary County, KS, (XLCA), 3.50%, 9/1/31	726,138
15,000	Kendall Kane and Will Counties, IL, Community Unit School District No.308, (FSA), 0.00%, 2/1/28(5)	4,753,200
9,990	Puerto Rico, (AGC), 5.50%, 7/1/29(1)	9,584,706
4,900	Puerto Rico, (FSA), Variable Rate, 9.183%, 7/1/27(2)(4)	5,154,359

		$38,696,431

Eaton Vance High Yield Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Insured-Lease Revenue/Certificates of Participation — 1.0%
$7,245	California Statewide Communities Development Authority, (FSA), 5.75%, 0/0/0(1)	$7,264,996

		$7,264,996

Insured-Other Revenue — 1.1%
$10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26	$3,048,636
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	2,494,700
12,700	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	1,876,552

		$7,419,888

Insured-Special Tax Revenue — 0.9%
$4,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,211,720
9,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	795,170
17,920	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,470,874
14,320	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	1,094,907

		$6,572,671

Insured-Student Loan — 2.7%
$11,390	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$10,616,619
11,135	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	7,904,402

		$18,521,021

Insured-Transportation — 3.5%
$2,100	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.10%, 11/1/24	$1,927,359
1,595	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.25%, 11/1/28	1,474,514
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33	2,620,800
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34	3,249,200
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	1,279,700
12,900	Indianapolis, IN, Local Public Improvement Bond Bank, (Indianapolis Airport Authority), (AMBAC), (AMT), 5.00%, 1/1/36	9,437,640
20,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	4,391,800

		$24,381,013

Insured-Water and Sewer — 0.4%
$3,315	Marysville, OH, Wastewater Treatment Revenue, (AGC) (XLCA), 4.75%, 12/1/46	$2,610,960

		$2,610,960

Lease Revenue/Certificates of Participation — 2.9%
$21,000	Greenville County, SC, School District, 5.00%, 12/1/24(1)	$19,888,050

		$19,888,050

Nursing Home — 0.8%
$2,320	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,193,281
1,120	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	954,778
2,790	Westmoreland County Industrial Development Authority, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,703,454

		$5,851,513

Other Revenue — 11.6%
$112,970	Buckeye, OH, Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$2,695,464
8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	192,320
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	5,461,551
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	963,900

Eaton Vance High Yield Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

81,635	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	972,273
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(2)	4,440,060
2,410	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	1,735,947
7,550	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	4,916,862
14,000	Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(2)	11,428,900
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	152,338
20,000	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	10,640,000
650	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	596,239
1,205	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	1,036,143
250	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	205,153
1,605	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	1,235,946
1,864	Pueblo of Santa Ana, NM, 15.00%, 4/1/24(2)	1,625,289
3,135	Salt Verde, AZ, Financial Corporation, Senior Gas Revenue, 5.00%, 12/1/37	1,898,148
1,612	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	1,562,572
9,000	Seminole Tribe, FL, Special Obligation Revenue, 5.25%, 10/1/27(2)	6,874,470
6,135	Seminole Tribe, FL, Special Obligation Revenue, 5.50%, 10/1/24(2)	4,980,822
8,410	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	7,056,495
1,640	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	1,304,276
22,830	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	548,833
8,955	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(2)	6,703,892
1,775	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	1,697,734

		$80,925,627

Senior Living/Life Care — 9.0%
$7,380	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$5,822,008
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. — Mesa), 7.625%, 1/1/26(6)	1,957,300
1,575	California Statewide Communities Development Authority, (Senior Living — Presbyterian Homes), 4.75%, 11/15/26	1,174,430
6,000	California Statewide Communities Development Authority, (Senior Living — Presbyterian Homes), 4.875%, 11/15/36	4,109,040
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(6)	1,924,260
8,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	5,612,709
2,710	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,939,059
7,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	5,391,150
7,000	Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	4,528,650
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	1,752,426
6,100	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	4,790,025
1,085	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	704,838
1,385	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	819,421
3,700	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/35	2,403,261
2,295	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	1,435,087
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	4,518,130
3,250	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	2,022,800
7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	4,011,546
3,475	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(7)	2,758,768
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	369,770
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	912,454
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	3,738,025

		$62,695,157

Special Assessment Revenue — 0.6%
$2,250	Poinciana West, FL, Community Development District, 6.00%, 5/1/37	$1,717,358
3,000	University Square, FL, Community Development District, 5.875%, 5/1/38	2,215,890

		$3,933,248

Special Tax Revenue — 7.0%
$1,260	Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$829,420

Eaton Vance High Yield Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,928,214
3,025	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	2,866,793
249	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	177,238
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,259,875
3,575	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	2,342,626
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	19,818,495
1,905	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	1,517,447
2,500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	1,853,050
3,980	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	2,517,867
6,360	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	4,096,731
2,400	Southern Hills, FL, Plantation I Community Development District, 5.80%, 5/1/35	1,741,080
3,705	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37	2,381,389
4,350	Tison’s Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11	2,660,112

		$48,990,337

Transportation — 7.1%
$750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$516,428
3,425	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	2,494,633
8,875	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	5,944,298
29,735	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (American Airlines, Inc.), (AMT), 5.50%, 11/1/30	10,443,229
800	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	719,752
1,080	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	944,255
10,150	North Texas, TX, Tollway Authority Revenue, 5.75%, 1/1/38	8,569,036
4,980	Port Authority of New York and New Jersey, 4.75%, 4/15/37(1)	3,872,282
5,025	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	4,704,254
9,900	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	9,343,890
10	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35	9,443
1,500	Walker Field, CO, Public Airport Authority, 4.75%, 12/1/27	1,082,445
1,100	Walker Field, CO, Public Airport Authority, 5.00%, 12/1/22	884,598

		$49,528,543

Water and Sewer — 2.0%
$7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$5,304,883
9,990	New York, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33(1)	8,647,044
10	New York, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33	8,656

		$13,960,583

Total Tax-Exempt Investments — 111.0% (identified cost $1,014,843,801)		$773,760,806

Other Assets, Less Liabilities — (11.0)%		$(76,449,199)

Net Assets — 100.0%		$697,311,607

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

Eaton Vance High Yield Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D
At October 31, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	12.8%
Texas	12.8%
Others, representing less than 10% individually	85.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2008, 17.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 4.0% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of the securities is $62,140,352 or 8.9% of the Fund’s net assets.
(3)	Security is in default and is making only partial interest payments.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2008.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security is in default with respect to scheduled principal payments.
(7)	Defaulted bond.
(8)	Security is subject to a shortfall and forebearance agreement. The Fund’s liability under such agreement at October 31, 2008 was $25,058.
A summary of financial instruments at October 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/08	1678 U.S. Treasury Bond	Short	$(197,421,315)	$(189,823,750)	$7,597,565

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
J.P. Morgan Chase Co.	$26,275,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009/ September 14, 2039	$(722,232)
Merrill Lynch Capital Services, Inc.	48,775,000	4.682%	3-month USD- LIBOR-BBA	April 1, 2009/ April 1, 2039	(1,407,723)
Morgan Stanley Capital Services, Inc.	17,125,000	4.691%	3-month USD- LIBOR-BBA	June 11, 2009/ June 11, 2039	(423,306)

					$(2,553,261)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At October 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$909,679,568

Gross unrealized appreciation	$4,503,703
Gross unrealized depreciation	(237,494,465)

Net unrealized depreciation	$(232,990,762)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective February 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$7,597,565
Level 2	Other Significant Observable Inputs	773,760,806	(2,553,261)
Level 3	Significant Unobservable Inputs	—	—

Total		$773,760,806	$5,044,304

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of January 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Insured Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 95.7%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 1.9%
$1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	$735,720

		$735,720

Housing — 0.4%
$160	Pinellas County, FL, Housing Finance Authority, (SFMR), (GNMA), (AMT), 5.80%, 3/1/29	$141,056

		$141,056

Industrial Development Revenue — 2.7%
$1,240	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,010,910

		$1,010,910

Insured-Education — 6.5%
$1,000	New York State Dormitory Authority, (AGC), 5.00%, 7/1/25(1)	$976,730
1,000	University of South Alabama, (BHAC), 5.00%, 8/1/38	904,140
690	University of Vermont and State Agricultural College, (MBIA), 5.00%, 10/1/40	606,344

		$2,487,214

Insured-Electric Utilities — 4.1%
$500	Indiana Municipal Power Agency, (MBIA), 5.00%, 1/1/42	$408,495
650	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	552,721
600	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	604,428

		$1,565,644

Insured-General Obligations — 10.2%
$1,000	Anderson County, SC, School District No. 5, (FSA), 5.25%, 2/1/31	$959,380
1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	1,032,100
800	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/36	714,576
330	Puerto Rico, (FSA), Variable Rate, 9.183%, 7/1/27(2)(3)	347,130
1,985	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/23	837,134

		$3,890,320

Insured-Hospital — 15.9%
$1,000	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.50%, 1/1/38	$960,660
670	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	583,349
1,250	Indiana Health and Educational Facilities Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	1,116,537
50	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	41,232
1,000	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(4)	824,660
270	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	255,444
545	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	508,431
975	Sarasota County, FL, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	909,480
985	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Health), (FSA), 5.00%, 12/1/34	855,906

		$6,055,699

Insured-Housing — 1.2%
$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$462,115

		$462,115

1

Insured-Other Revenue — 2.3%
$425	Kentucky Economic Development Finance Authority, (Louisville Arena Project), (AGC), 6.00%, 12/1/33	$412,650
500	St. John’s County, FL, Industrial Development Authority, (Professional Golf), (MBIA), 5.00%, 9/1/23	474,350

		$887,000

Insured-Solid Waste — 1.3%
$500	Dade County, FL, Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$497,850

		$497,850

Insured-Special Assessment Revenue — 2.9%
$345	Celebration, FL, Community Development District, (MBIA), 5.125%, 5/1/20	$340,142
750	Crossings at Fleming Island, FL, Community Development District, (MBIA), 5.80%, 5/1/16	752,505

		$1,092,647

Insured-Special Tax Revenue — 9.4%
$1,015	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	$795,781
1,250	Clearwater, FL, Spring Training Facilities, (MBIA), 5.375%, 3/1/31	1,220,525
320	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	235,555
5,055	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/36	777,004
500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	409,900
1,220	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	51,728
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	19,802
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	36,526
355	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	27,143

		$3,573,964

Insured-Student Loan — 2.4%
$1,000	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$932,100

		$932,100

Insured-Transportation — 13.1%
$780	Central Puget Sound, WA, Regional Transportation Authority, Sales Revenue, (FSA), 5.00%, 11/1/34	$711,344
270	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	212,077
1,380	Chicago, IL, (O’Hare International Airport), (FSA), 5.00%, 1/1/33	1,230,781
95	Chicago, IL, (O’Hare International Airport), (FSA), 5.00%, 1/1/38	83,278
1,115	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	817,429
1,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32	835,730
780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	682,566
500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	414,255

		$4,987,460

Insured-Water and Sewer — 17.0%
$1,440	Austin, TX, Water and Wastewater System Revenue, (FSA), 5.00%, 11/15/33	$1,318,954
1,260	Fernley, NV, (AGC), 5.00%, 2/1/38	1,135,046
250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	216,142
225	Houston, TX, Utility System, (FSA), 5.00%, 11/15/33	205,243
1,000	Jacksonville, FL, Sewer and Water, (AMBAC), (AMT), 6.35%, 8/1/25	941,590
500	Marco Island, FL, Utility System, (MBIA), 5.00%, 10/1/27	472,495
705	Ogden City, UT, Sewer and Water, (FSA), 4.50%, 6/15/38	548,680
370	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	300,214
290	Tampa Bay, FL, Water Utility System, (FGIC), 4.75%, 10/1/27	262,082
1,160	Wichita, KS, Water and Sewer Utility, (AGC), 5.00%, 10/1/32	1,060,275

		$6,460,721

2

Special Tax Revenue — 1.9%
$810	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$704,198

		$704,198

Transportation — 2.5%
$1,045	Port Authority of New York and New Jersey, 5.00%, 7/15/35	$963,992

		$963,992

Total Tax-Exempt Investments — 95.7% (identified cost $40,918,826)		$36,448,610

Other Assets, Less Liabilities — 4.3%		$1,656,202

Net Assets — 100.0%		$38,104,812

AGC	— Assured Guaranty Corp.
AMBAC	— AMBAC Financial Group, Inc.
AMT	— Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	— Berkshire Hathaway Assurance Corp.
CIFG	— CIFG Assurance North America, Inc.
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
MBIA	— Municipal Bond Insurance Association
SFMR	— Single Family Mortgage Revenue
At October 31, 2008, the concentration of the Fund’s investments in various states and territories, determined as a percentage of net assets, is as follows:

Florida	23.3%
Other, representing less than 10% individually	72.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2008, 90.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 26.1% of total investments.
(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2008.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities is $347,130 or 0.9% of the Fund’s net assets.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
A summary of financial instruments at October 31, 2008 is as follows:
Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/08	61 U.S. Treasury Bond	Short	(7,176,818)	$(6,900,625)	$276,193

3

Interest Rate Swaps

		Annual Fixed
	Notional	Rate Paid By	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Fund	Paid To Fund	Termination Date	Depreciation
			3-month USD-	September 14, 2009 /
JPMorgan Chase Co.	$812,500	4.743%	LIBOR-BBA	September 14, 2039	$(22,334)
			3-month USD-	April 1, 2009 /
Merrill Lynch Capital Services, Inc.	850,000	4.6820	LIBOR-BBA	April 1, 2039	(24,532)
			3-month USD-	June 11, 2009 /
Morgan Stanley Capital Services, Inc.	625,000	4.691	LIBOR-BBA	June 11, 2039	(15,449)

					$(62,315)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At October 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$39,599,870

Gross unrealized appreciation	$274,217
Gross unrealized depreciation	(4,565,477)

Net unrealized depreciation	$(4,291,260)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective February 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$276,193
Level 2	Other Significant Observable Inputs	36,448,610	(62,315)
Level 3	Significant Unobservable Inputs	—	—

Total		$36,448,610	$213,878

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of January 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Kansas Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 94.9%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.9%
$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$329,685

		$329,685

Escrowed/Prerefunded — 4.6%
$415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	$324,073
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	738,480
500	University of Kansas Hospital Authority, Prerefunded to 9/1/12, 5.50%, 9/1/22	543,825

		$1,606,378

Hospital — 8.7%
$500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	$434,105
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	570,112
500	Olathe Health Facilities, (Olathe Medical Center), 5.00%, 9/1/29	406,675
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	638,649
250	Sedgwick County Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	231,320
410	University of Kansas Hospital Authority, 4.50%, 9/1/32	291,945
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	496,485

		$3,069,291

Insured-Education — 6.1%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$102,111
250	Kansas Development Finance Authority, (Kansas State University Housing Systems), (MBIA), 4.375%, 4/1/32	203,265
1,000	Kansas Development Finance Authority, (Kansas State University Housing Systems), (MBIA), 4.50%, 4/1/37	804,050
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	324,451
750	Kansas Development Finance Authority, (University of Kansas Center for Research), (XLCA), 5.00%, 2/1/26	710,092

		$2,143,969

Insured-Electric Utilities — 7.4%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$238,960
890	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	770,615
665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	507,215
325	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	285,279
375	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	318,878
500	Wyandotte County & Kansas City Unified Government Utilities System, (FSA), 5.00%, 9/1/28	478,730

		$2,599,677

Insured-Escrowed/Prerefunded — 16.3%
$250	Butler and Sedgwick County, Unified School District #385, (FGIC), Prerefunded to 9/1/10, 5.00%, 9/1/19	$261,908
250	Butler and Sedgwick County, Unified School District #385, (FSA), Prerefunded to 9/1/09, 5.40%, 9/1/18	257,775
1,350	Butler County, Unified School District #490, (FSA), Prerefunded to 9/1/15, 5.00%, 9/1/30	1,461,658
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	538,025
250	Johnson County, Unified School District #232, (FSA), Prerefunded to 9/1/10, 4.75%, 9/1/19	260,793
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	260,923

1

55	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), Prerefunded to 11/15/11, 5.375%, 11/15/24	59,056
750	Leavenworth County, Unified School District #464, (MBIA), Prerefunded to 9/1/15, 5.00%, 9/1/28	812,032
750	Scott County, Unified School District #466, (FGIC), Prerefunded to 9/1/12, 5.00%, 9/1/22	802,275
500	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/09, 5.00%, 11/1/19	516,550
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	514,915

		$5,745,910

Insured-General Obligations — 17.1%
$1,330	Butler County, Unified School District #402, (AGC), 5.125%, 9/1/32	$1,247,327
870	Geary County, (XLCA), 3.50%, 9/1/31	576,932
350	Geary County, Unified School District #475, (MBIA), 3.00%, 9/1/26	243,502
500	Harvey County, Unified School District #373, (MBIA), 5.00%, 9/1/26	468,540
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27	558,960
200	Johnson County, Unified School District #231, (FGIC), (MBIA), 6.00%, 10/1/16	217,702
300	Johnson County, Unified School District #233, (FGIC), (MBIA), 5.50%, 9/1/17	324,831
240	Puerto Rico, (MBIA), 5.50%, 7/1/20	228,370
750	Reno County, Unified School District #308, (MBIA), 4.00%, 9/1/26	609,240
150	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	126,862
600	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	489,648
500	Sedgwick County, Unified School District #262, (AGC), 4.75%, 9/1/28	457,060
500	Wyandotte County & Kansas City Unified Government, (FSA), 5.00%, 8/1/27	483,425

		$6,032,399

Insured-Hospital — 6.5%
$250	Coffeyville Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$231,652
500	Kansas Development Finance Authority, (Sisters of Charity-Leavenworth), (MBIA), 5.00%, 12/1/25	442,110
500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (MBIA), 5.375%, 11/15/26	437,140
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 4.75%, 11/15/36	467,232
545	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	484,222
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	237,887

		$2,300,243

Insured-Housing — 0.7%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	$249,750

		$249,750

Insured-Industrial Development Revenue — 0.7%
$250	Wyandotte, (BPU Office Building), (MBIA), 5.00%, 5/1/21	$240,335

		$240,335

Insured-Lease Revenue/Certificates of Participation — 1.4%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21(1)	$499,980

		$499,980

Insured-Other Revenue — 2.6%
$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), (MBIA), 5.00%, 11/1/25	$243,303
440	Kansas Development Finance Authority, (Kansas State Projects), (MBIA), 5.00%, 5/1/26	426,527
250	Kansas Development Finance Authority, (Kansas State Projects), (MBIA), 5.25%, 11/1/26	250,000

		$919,830

Insured-Public Power/Electric Utilities — 1.3%
$500	Wyandotte County & Kansas City Unified Government, (FSA), 5.00%, 9/1/32	$460,755

		$460,755

2

Insured-Special Tax Revenue — 2.9%
$250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$68,518
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	21,038
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	381,943
2,895	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	122,748
530	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	46,645
3,685	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	302,465
850	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	64,991

		$1,008,348

Insured-Transportation — 4.7%
$750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	$721,372
600	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	525,051
500	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	415,035

		$1,661,458

Insured-Water and Sewer — 7.8%
$1,000	Chisholm Creek Utility Authority, Water & Wastewater Facilities, (AMBAC), 4.25%, 9/1/29	$752,160
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	492,065
1,000	Lawrence Water and Sewer System, (MBIA), 4.50%, 11/1/32	816,190
750	Wichita, Water and Sewer Utility, (AGC), 5.00%, 10/1/32	685,522

		$2,745,937

Special Tax Revenue — 1.0%
$410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$356,446

		$356,446

Water and Sewer — 4.2%
$750	Johnson County, Water District #1, 3.25%, 12/1/30	$487,658
1,000	Johnson County, Water District #1, 4.25%, 6/1/32	787,420
200	Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/21	200,552

		$1,475,630

Total Tax-Exempt Investments — 94.9% (identified cost $37,365,275)		$33,446,021

Other Assets, Less Liabilities — 5.1%		$1,807,268

Net Assets — 100.0%		$35,253,289

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
PCR	—	Pollution Control Revenue
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.
The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2008, 79.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 31.0% of total investments.
(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

3

A summary of financial instruments at October 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/08	90 U.S. Treasury Bond	Short	(10,597,185)	$(10,181,250)	$415,935

Interest Rate Swaps

		Annual Fixed Rate
	Notional	Paid By	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Fund	Paid To Fund	Termination Date	Depreciation
			3-month USD-	September 14, 2009 /
JPMorgan Chase Co.	$362,500	4.743%	LIBOR-BMA	September 14, 2039	$(9,964)

			3-month USD-	April 1, 2009 /
Merrill Lynch Capital Services, Inc.	500,000	4.682	LIBOR-BMA	April 1, 2039	(14,431)

			3-month USD-	June 11, 2009 /
Morgan Stanley Capital Services, Inc.	500,000	4.691	LIBOR-BMA	June 11, 2039	(12,359)

					$(36,754)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At October 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,986,924

Gross unrealized appreciation	$558,061
Gross unrealized depreciation	(4,398,964)

Net unrealized depreciation	$(3,840,903)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective February 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$415,935
Level 2	Other Significant Observable Inputs	33,446,021	(36,754)
Level 3	Significant Unobservable Inputs	—	—

Total		$33,446,021	$379,181

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of January 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: December 23, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: December 23, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: December 23, 2008